10. Financial instruments (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	$ 5,942,382	$ 4,337,211
Financial assets at fair value through profit or loss	2,897,258	2,084,215
Financial instruments	8,913,537	6,429,277
Interest income
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	272,251	196,754	$ 96,225
Financial assets at fair value through profit or loss	0	0	0
Financial instruments	272,251	196,754	96,225
Exchange differences
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	155,157	96,701	14,326
Financial assets at fair value through profit or loss	0	3,164	5,745
Financial instruments	155,157	99,865	20,071
Bank fees and expenses
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	(1,215)	(3,217)	(20,117)
Financial assets at fair value through profit or loss	0	0	0
Financial instruments	(1,215)	(3,217)	(20,117)
Changes in fair value of financial assets
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	0	0	0
Financial assets at fair value through profit or loss	321,621	424,099	350,543
Financial instruments	321,621	424,099	350,543
Adjustment to present value
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	(292)	(263)	3,984
Financial assets at fair value through profit or loss	0	3,147	1,403
Financial instruments	(292)	2,884	5,387
Total
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	425,901	289,975	94,418
Financial assets at fair value through profit or loss	321,621	430,410	357,691
Financial instruments	$ 747,522	$ 720,385	$ 452,109